CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2016	May 31, 2015
Current assets
Cash and cash equivalents	$ 88,244	$ 208,821
Prepaid expenses	6,742	31,800
Total current assets	94,986	240,621
Security deposit	50,000	50,000
Property, plant and equipment, net of accumulated depreciation of $892 and $0	1,782	0
Construction in progress	106,726	0
Note receivable related party, noncurrent, net of allowance of $500,000 and $500,000	0	0
Intangible assets, net of accumulated amortization of $396 and $0	1,762	2,158
Total assets	255,256	292,779
Current liabilities
Accounts payable and accrued liabilities	431,017	145,024
Accrued compensation, related party	267,493	106,250
Due to related party	17,930	18,455
Accrued interest	41,116	2,630
Accrued interest, related party	68,148	3,337
Convertible notes payable, net of discount of $227,475 and $0	72,525	0
Convertible notes payable, related party, net of discount of $95,447 and $0	22,678	0
Derivative liability	418,537	0
Notes payable, related parties	0	600,000
Total current liabilities	1,339,444	875,696
Noncurrent liabilities
Convertible notes payable, net of discount of $390,021 and $194,444	43,312	5,556
Convertible notes payable, related parties, net of discount of $1,018,657 and $0	230,718	0
Notes payable, related parties	72,750	0
Total Liabilities	1,686,224	881,252
Commitments and contingencies
Stockholder’s equity (deficit)
Common stock, $0.0001 par value; 250,000,000 shares authorized; 20,350,003 and 20,000,003 shares issued and outstanding at May 31, 2016 and 2015	2,035	2,000
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0
Additional paid-in capital	2,627,183	887,614
Stock payable	65,700	37,500
Accumulated deficit	(4,125,886)	(1,515,587)
Total stockholder’s equity (deficit)	(1,430,968)	(588,473)
Total liabilities and stockholders’ equity (deficit)	$ 255,256	$ 292,779